Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds II
Entity Central Index Key	0002042317
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000256358
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 128,572,000
Holdings Count | Holding	805
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$128,572
Number of Holdings	805
Portfolio Turnover	113%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	26.0%
U.S. Government Agency Mortgages	27.9%
Yankee Dollars	13.9%
U.S. Treasury Obligations	11.8%
Collateralized Mortgage Obligations	9.1%
Asset-Backed Securities	7.6%
Affiliated Mutual Fund	4.4%
OtherFootnote Reference**	2.0%

C000256357
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$34	0.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 128,572,000
Holdings Count | Holding	805
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$128,572
Number of Holdings	805
Portfolio Turnover	113%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	26.0%
U.S. Government Agency Mortgages	27.9%
Yankee Dollars	13.9%
U.S. Treasury Obligations	11.8%
Collateralized Mortgage Obligations	9.1%
Asset-Backed Securities	7.6%
Affiliated Mutual Fund	4.4%
OtherFootnote Reference**	2.0%

C000256355
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$41	0.79%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 72,537,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$72,537
Number of Holdings	59
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	4.1%
Communication Services	6.3%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Energy	9.3%
Health Care	12.2%
Information Technology	14.0%
Industrials	14.5%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.1%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.8%
United Parcel Service, Inc., Class B	3.5%
State Street Corp.	3.0%
3M Co.	2.9%
Cisco Systems, Inc.	2.9%
International Business Machines Corp.	2.7%
Comcast Corp., Class A	2.6%
Wells Fargo & Co.	2.6%

C000256356
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$54	1.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 72,537,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$72,537
Number of Holdings	59
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	4.1%
Communication Services	6.3%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Energy	9.3%
Health Care	12.2%
Information Technology	14.0%
Industrials	14.5%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.1%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.8%
United Parcel Service, Inc., Class B	3.5%
State Street Corp.	3.0%
3M Co.	2.9%
Cisco Systems, Inc.	2.9%
International Business Machines Corp.	2.7%
Comcast Corp., Class A	2.6%
Wells Fargo & Co.	2.6%

C000256354
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$39	0.74%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 190,490,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$190,490
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.4%
Financials	6.4%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	8.9%
Industrials	13.2%
Information TechnologyFootnote Reference**	35.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256353
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$52	0.99%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 190,490,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$190,490
Number of Holdings	45
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.4%
Financials	6.4%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	8.9%
Industrials	13.2%
Information TechnologyFootnote Reference**	35.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%

C000256352
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 27,254,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$27,254
Number of Holdings	186
Portfolio Turnover	27%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	71.5%
Yankee Dollars	15.9%
Affiliated Mutual Fund	3.4%
Senior Secured Loans	2.2%
OtherFootnote Reference**	0.6%

C000256351
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$58	1.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 27,254,000
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$27,254
Number of Holdings	186
Portfolio Turnover	27%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	71.5%
Yankee Dollars	15.9%
Affiliated Mutual Fund	3.4%
Senior Secured Loans	2.2%
OtherFootnote Reference**	0.6%

C000256349
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$41	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
AssetsNet	$ 113,779,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$113,779
Number of Holdings	66
Portfolio Turnover	11%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.3%
Consumer Staples	6.1%
Health Care	6.4%
Real Estate	7.0%
Utilities	7.6%
Information Technology	8.2%
Consumer Discretionary	8.8%
Energy	8.8%
Industrials	17.9%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Corp.	5.1%
Northern Trust Corp.	3.1%
Devon Energy Corp.	3.0%
M&T Bank Corp.	3.0%
CenterPoint Energy, Inc.	2.5%
Raymond James Financial, Inc.	2.5%
Citizens Financial Group, Inc.	2.2%
Truist Financial Corp.	2.2%
AGCO Corp.	2.1%
Eversource Energy	2.1%

C000256350
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$54	1.01%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 113,779,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$113,779
Number of Holdings	66
Portfolio Turnover	11%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.3%
Consumer Staples	6.1%
Health Care	6.4%
Real Estate	7.0%
Utilities	7.6%
Information Technology	8.2%
Consumer Discretionary	8.8%
Energy	8.8%
Industrials	17.9%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Corp.	5.1%
Northern Trust Corp.	3.1%
Devon Energy Corp.	3.0%
M&T Bank Corp.	3.0%
CenterPoint Energy, Inc.	2.5%
Raymond James Financial, Inc.	2.5%
Citizens Financial Group, Inc.	2.2%
Truist Financial Corp.	2.2%
AGCO Corp.	2.1%
Eversource Energy	2.1%

C000256347
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.86%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%
AssetsNet	$ 118,893,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$118,893
Number of Holdings	78
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.1%
Communication Services	1.4%
Consumer Staples	1.9%
Utilities	2.7%
Energy	3.1%
Financials	6.7%
Consumer Discretionary	12.1%
Health Care	14.6%
Industrials	21.8%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.5%
W.W. Grainger, Inc.	3.0%
Western Digital Corp.	2.9%
Flex Ltd.	2.9%
Vertiv Holdings Co., Class A	2.8%
Sandisk Corp.	2.8%
Advanced Micro Devices, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Datadog, Inc., Class A	2.5%
Siemens Energy AG	2.4%

C000256346
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$37	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 29,225,000
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$29,225
Number of Holdings	468
Portfolio Turnover	95%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.3%
Yankee Dollars	18.8%
U.S. Treasury Obligations	17.8%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	9.9%
Affiliated Mutual Fund	5.2%
Asset-Backed Securities	4.3%
OtherFootnote Reference**	3.0%

C000256345
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$50	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 29,225,000
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$29,225
Number of Holdings	468
Portfolio Turnover	95%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.3%
Yankee Dollars	18.8%
U.S. Treasury Obligations	17.8%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	9.9%
Affiliated Mutual Fund	5.2%
Asset-Backed Securities	4.3%
OtherFootnote Reference**	3.0%